UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact name of registrant as specified in charter)

4380 King Street,  #810

Alexandria, VA  22302

 (Address of principal executive offices) (Zip code)

Steven M. Wegener

4380 King Street,  #810

Alexandria, VA  22302

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

WEGENER ADAPTIVE GROWTH FUND

A SERIES OF THE WEGENER INVESTMENT TRUST

December 31, 2010 (Unaudited)

	Wegener Adaptive Growth Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 99.26%

Air Transportation, Scheduled - 1.82%
11,090	Pinnacle Airlines Corp. *	$ 87,611

Appearl Footwear & Accessories - 2.27%
13,200	Exceed Company, Ltd. *	109,032

Biological Products - 2.26%
6,651	China Biologic Products Inc. *	109,010

Bituminous Coal & Lignite Mining - 4.42%
5,000	Cloud Peak Energy Inc. *	116,150
1,200	BHP Billiton Plc. ADR	96,600
		212,750
Broadwoven Fabric Mills, Man Made Fiber and Silk - 0.94%
1,720	Hallwood Group, Inc. *	45,442

Chemicals & Allied Products - 0.42%
1,000	Innospec, Inc. *	20,400

Computer Equipment - 1.14%
700	Lexmark International Inc. *	24,374
800	Black Box Corp.	30,632
		55,006
Computer Storage Devices - 1.31%
3,873	Xyratex Ltd. *	63,169

Engines & Turbines - 1.32%
2,000	Chine Yuchai International, Ltd. *	63,380

Fabricated Rubber Products, NEC - 1.77%
10,218	Omnova Solutions Inc. *	85,422

Fire, Marine & Casualty Insurance - 2.96%
4,709	Amtrust Financial Services, Inc.	82,407
2,450	Unitrin, Inc.	60,123
		142,530
General Building Contractors-Residential Buildings - 1.53%
28,080	Xinyuan Real Estate Co., Ltd. ADR *	73,850

Household Audio & Video Equipment - 1.34%
32,621	Emerson Radio Corp. *	64,590

Hospital & Medical Service Plans - 1.38%
700	Amerigroup Corp. *	30,744
1,300	Health Net, Inc. *	35,477
		66,221
Household Furniture - 0.77%
2,100	Flexsteel Industries Inc.	37,275

Jewelry, Precious Metal - 1.22%
15,100	LJ International, Inc. *	58,739

Life Insurance - 1.51%
5,800	American Equity Investment Life Holding Co.	72,790

Malt Beverages - 0.91%
4,200	Ching New Bourn Corp. ADR *	43,680

Meat Packing Plants - 0.64%
1,500	Zhongpin, Inc. (China) *	30,600

Medicinal Chemicals & Botanical Products - 2.55%
5,315	Nutraceutical International Corp. *	75,420
1,090	Usana Health Sciences, Inc. *	47,360
		122,780
Metal Mining - 1.12%
750	Rio Tinto Plc. (United Kingdom) ADR	53,745

Miscellaneous Manufacturing Industries - 0.67%
1,500	Oil-Dri Corp of America	32,235

Miscellaneous Food Preparation - 1.23%
10,950	China Marine Food Group Ltd. *	59,130

Ophthalmic Goods - 0.90%
3,150	Shamir Optical Industry Ltd. (Israel)	43,312

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.96%
17,163	Winner Medical Group, Inc. (China) *	94,396

Personal Credit Institutions - 3.15%
850	Advance America, Cash Advance Centers, Inc.	4,794
3,075	Nelnet Inc. Class-A	72,847
1,400	World Acceptance Corp. *	73,920
		151,561
Petroleum Refining - 3.12%
11,382	China Integrated Energy, Inc. *	83,430
700	China Petroleum & Chemical Corp. ADR	66,983
		150,413
Pharmaceutical Preparations - 8.81%
3,600	China Sky One Medical, Inc. *	25,092
2,500	Endo Pharmaceuticals Holdings, Inc. *	89,275
2,750	Hi Tech Pharmacal Co., Inc. *	68,612
2,700	Pharmaceutical Resources, Inc. *	103,977
20,321	Sciclone Pharmaceuticals, Inc. *	84,942
19,250	Tianyin Pharmaceutical Co., Inc. (China) *	52,360
		424,258
Plastics Foam Products - 1.98%
7,800	UFP Technologies, Inc. *	95,082

Radio & TV Broadcasting & Communications Equipment - 1.42%
10,000	ZST Digital Newtworks, Inc. *	68,300

Radio Telephone Communications - 1.75%
10,000	Dragonwave, Inc. *	84,400

Real Estate Investment Trust - 1.76%
2,940	American Capital Agency Corp.	84,496

Retail-Catalog & Mail-Order Houses - 1.55%
5,600	Insight Enterprises, Inc. *	73,696
100	PC Connection, Inc. *	886
		74,582
Retail-Eating Places - 0.45%
2,500	Flanigans Enterprises Inc. *	21,800

Retail-Miscellaneous Retail - 0.73%
1,300	EZCORP Inc. Class-A *	35,269

Retail-Miscellaneous Shopping - 0.71%
118,200	Iparty Corp. *	34,278

Semi Conductors & Related Devices - 4.33%
10,337	GT Solar Ingernational, Inc. *	94,273
3,100	Jinkosolar Holding Co., Ltd. ADR *	62,372
8,950	Smart Modular Technologies, Inc. *	51,552
		208,197
Services-Advertising - 1.91%
5,800	China Mediaexpress Holdings Inc. *	91,872

Services-Computer Integrated Systems Design - 1.52%
2,345	Synnex Corp. *	73,164

Services-Offices & Clinics of Doctors of Medicine - 0.53%
5,700	Metropolitan Health Networks, Inc. *	25,479

Services-Prepackaged Software 1.00%
7,600	CDC Software Corp. ADR *	47,956

Services-Social Services - 0.95%
2,850	Providence Service, Corp. *	45,800

Services-Specialty Outpatient - 1.76%
4,000	Hanger Orthopedic Group, Inc. *	84,760

Soap, Detergents, Cleaning Preparations, Parfumes, Cosmetics - 0.92%
580	Stepan Co.	44,237

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.47%
12,000	China Gerui Advanced Material Ltd. *	70,560

Surgical & Medical Instruments & Apparatus - 0.31%
7,401	Pro Dex, Inc. *	14,876

Wholesale-Computer & Peripheral Equipment & Software - 2.88%
3,800	Ingram Micro, Inc. Class-A *	72,542
2,800	Eplus, Inc. *	66,192
		138,734
Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.76%
2,400	Amerisourcebergen Corp.	81,888
80	Cardinal Health Inc.	3,065
		84,953
Wholesale-Electrical Apparatus - 0.25%
3,200	Universal Power Group Inc. *	11,808

Wholesale-Electronic Parts & Equipment NEC - 5.06%
11,100	Funtalk China Holdings, Ltd. *	62,937
4,701	Richardson Electronics Ltd.	54,955
20,655	Sinohub, Inc. *	53,910
4,500	Tessco Technologies, Inc.	71,775
		243,577
Wholesale-Farm Product Raw Materials - 0.76%
1,000	Andersons Inc.	36,350

Wholesale-Groceries & Related - 1.90%
10,087	Schiff Nutritional International, Inc.	91,590

Wholesale-Groceries, General Line - 2.09%
500	Amcon Distributing Co.	40,005
1,690	Core-Mark Holding Co., Inc. *	60,147
		100,152
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.64%
1,250	MWI Veterinary Supply, Inc. *	78,938

Wholesale-Metals, Minerals (No Petroleum) - 2.37%
8,000	Puda Coal, Inc. *	114,000

Wholesale-Petroleum & Petroleum Products - 2.06%
2,745	World Fuel Service Corp.	99,259

TOTAL FOR COMMON STOCKS (Cost $4,263,443) - 99.26%		4,777,796

LIMITED PARTNERSHIPS - 2.43%
1,450	Global Partners L.P.	39,730
925	Sunoco Logistics Partners L.P.	77,321
TOTAL FOR LIMITED PARTNERSHIPS (Cost $86,420) - 2.43%		117,051

PUT OPTIONS - 0.33%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index *
1,300	March 2011 Put @ 700	15,990

	Total (Premiums Paid $74,633) - 7.44%	15,990

SHORT TERM INVESTMENTS - 0.63%
30,502	Fidelity Money Market Portfolio Class Select 0.17% ** (Cost $30,502)	30,502

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $30,502) - 0.63%		30,502

TOTAL INVESTMENTS (Cost $4,454,998) - 102.65%		4,941,339

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.65)%		(127,785)

NET ASSETS - 100.00%		$ 4,813,554

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Written Options
December 31, 2010 (Unaudited)

CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

Russell 2000 Index
1,300	March 2011 Call @ 700	$ 128,700

	Total (Premiums Received $64,194)	$ 128,700

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best          information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total
Valuation Inputs of Assets
	Common Stocks	$ 4,777,796	$ -	$ -	$ 4,777,796
	Limited Partnerships	117,051	-	-	117,051
	Put Options	15,990	-	-	15,990
Short-Term Investments:
	Fidelity Money Market Portfolio Class Select	30,502	-	-	30,502
		$ 4,941,339	$ -	$ -	$ 4,941,339

		Level 1	Level 2	Level 3	Total
Valuation Inputs of Liabilities
	Call Options	$ 128,700	$ -	$ -	$ 128,700
		$ 128,700	$ -	$ -	$ 128,700

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statement of Assets and Liabilities
December 31, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $4,454,998)	$ 4,941,339
Receivables:
Dividends and Interest	4,866
Receivable for Securities Sold	172,901
Prepaid Expenses	32,385
Total Assets	5,151,491

Liabilities:
Call Options Written at Fair Market Value (premiums received $64,194)	128,700
Payable for Securities Purchased	174,933
Due to Advisor	29,814
Other Accrued Expenses	4,490
Total Liabilities	337,937

Net Assets	$ 4,813,554

Net Assets Consist of:
Paid In Capital	$ 5,129,495
Accumulated Undistributed Net Investment Loss	(16,083)
Accumulated Realized Loss on Investments	(721,693)
Unrealized Appreciation in Value of Investments	421,835
Net Assets, for 526,743 Shares Outstanding	$ 4,813,554

Net Asset Value Per Share	$ 9.14

Minimum Redemption Price Per Share *	$ 9.00

The accompanying notes are an integral part of these financial statements.

* The Fund will charge a 1.50% redemption fee on shares redeemed within 180 days of purchase.

Wegener Adaptive Growth Fund
Statement of Operations
For the six months ended December 31, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $438)	$ 50,126
Interest	258
Total Investment Income	50,384

Expenses:
Advisory Fees (Note 3)	37,143
Legal Fees	5,577
Audit Fees	6,250
Transfer Agent Fees	4,905
Custody Fees	3,995
Trustee Fees	2,044
Registration Fees	7,031
Insurance Fees	322
Miscellaneous Fees	127
Total Expenses	67,394
Fees Waived and Reimbursed by the Advisor	(8,263)
Net Expenses	59,131

Net Investment Loss	(8,747)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(64,959)
Realized Loss on Options	(428,739)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,258,065
Options	(422,613)
Realized and Unrealized Gain on Investments	341,754

Net Increase in Net Assets Resulting from Operations	$ 333,007

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2010	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (8,747)	$ (10,621)
Net Realized Loss on Investments and Options	(493,698)	(99,038)
Unrealized Appreciation (Depreciation) on Investments and Options	835,452	(408,362)
Net Increase (Decrease) in Net Assets Resulting from Operations	333,007	(518,021)

Distributions to Shareholders:
Net Investment Income	(7,335)	(14,032)
Realized Gains	-	-
Total Distributions Paid to Shareholders	(7,335)	(14,032)

Capital Share Transactions	(2,172,810)	6,158,020

Total Increase (Decrease) in Net Assets	(1,847,138)	5,625,967

Net Assets:
Beginning of Period	6,660,692	1,034,725

End of Period (Including Undistributed Net Investment Income (Loss) of $(16,083) and
$0, respectively)	$ 4,813,554	$ 6,660,692

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months				Period *
	Ended	Years Ended			Ended
	12/31/2010	6/30/2010	6/30/2009	6/30/2008	6/30/2007

Net Asset Value, at Beginning of Period	$ 8.50	$ 8.00	$ 11.36	$ 11.19	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.01)	(0.04)	0.11	(0.02)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.62	0.62	(0.49)	0.81	1.21
Total from Investment Operations	0.61	0.58	(0.38)	0.79	1.19

Distributions:
Net Investment Income	(0.01)	(0.09)	(0.02)	-	-
Realized Gains	-	-	(2.96)	(0.62)	-
Total from Distributions	(0.01)	(0.09)	(2.98)	(0.62)	-

Redemption Fees	0.04	0.01	-	-	-

Net Asset Value, at End of Period	$ 9.14	$ 8.50	$ 8.00	$ 11.36	$ 11.19

Total Return ***	7.70%	7.29%	3.36%	7.40%	11.90%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,814	$ 6,661	$ 1,034	$ 993	$ 885
Before Waivers
Ratio of Expenses to Average Net Assets ****	2.27%	3.87%	4.86%	6.00%	6.48%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	(0.57)%	(2.28)%	(1.55)%	(4.22)%	(4.72)%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	(0.29)%	0.39%	1.34%	(0.21)%	(0.24)%
Portfolio Turnover	29.39%	76.60%	124.70%	95.86%	81.91%

* For the period September 13, 2006 (commencement of investment operations) through June 30, 2007.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
**** Annualized for periods of less than one year.
† Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 1. Organization

The Wegener Adaptive Growth Fund (the “Fund”), is a diversified series of the Wegener Investment Trust (the “Trust”), an open-end registered investment company that was organized as an Ohio business trust on January 23, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is currently the only series authorized by the Trustees. The Fund’s investment objective is long-term capital appreciation while attempting to protect capital during negative market conditions using hedging strategies. The Fund’s principal investment strategy is to invest in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC (the “Advisor”), believes has superior prospects for appreciation.  The Fund commenced operations September 13, 2006.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of December 31, 2010.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fee – To discourage short-term trades by investors, the Funds will impose a redemption fee of 1.50% of the total redemption amount (calculated at market value) if shares are redeemed within 180 days of purchase.  There was $18,777 in redemption fees collected for the Fund during the six months ended December 31, 2010.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2007-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  See Note 8.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.

The Advisor has contractually agreed to waive fees and/or reimburse the expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect costs of investing in other funds; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2011. Advisory fee waivers and expense reimbursements by the Advisor are subject to repayment by the Fund for a period of three years after such fees and expenses are incurred provided that the repayments do not cause the ordinary expenses to exceed 1.99% per annum. For the six months ended December 31, 2010, the Advisor earned advisory fees of $37,143, of which $8,263 was waived.   The Advisor reimbursed the Fund $8,236 for the six months ended December 31, 2010.  As of December 31, 2010, the Fund owed the Advisor $29,814.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund.  Fees including the waiver, or expenses reimbursed during a given fiscal year may be paid to the Advisor during the following three fiscal year periods to the extent that payment of such expenses does not cause the Fund to exceed the expense limitation.  As of June 30, 2010, the unreimbursed amounts paid or waived by the Advisor on behalf of the Fund are $113,577.  As of June 30, 2010, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2008	June 30, 2011	$ 36,962
June 30, 2009	June 30, 2012	$ 25,121
June 30, 2010	June 30, 2013	$ 51,494

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 4. Related Party Transactions

Steven M. Wegener is the control person of the Advisor and also serves as a Trustee and Officer of the Trust.  Mr. Wegener receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2010 was $5,129,495 representing 526,743 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended December 31, 2010	Year Ended June 30, 2010
	Shares	Amount	Shares	Amount
Shares sold	85,218	$722,838	745,762	$6,977,902
Shares reinvested	600	5,414	1,533	14,032
Shares redeemed	(336,818)	(2,871,305)	(93,108)	(833,914)
Net Increase	(251,000)	$(2,143,053)	654,187	$6,158,020

Note 6. Options

Transactions in written call options during the six months ended December 31, 2010 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2010	91	$ 459,286
Options written	100	341,316
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(178)	(736,408)
Options outstanding at December 31, 2010	13	$ 64,194

Transactions in purchased options during the six months ended December 31, 2010 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2010	91	$ 373,192
Options purchased	100	364,922
Options exercised	-	-
Options expired	-	-
Options terminated in closing sale transaction	(178)	(663,481)
Options outstanding at December 31, 2010	13	$ 74,633

The Fund adopted ASC 815, “Disclosures about Derivative Instruments and Hedging Activities”, effective July 1, 2009.

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Call options written                                ($128,700)

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2010 by the Fund are recorded in the following locations in the Statement of Operations:

                                                                                   Realized

Unrealized

Location

Gain/(Loss)

Location

Gain/(Loss)

Call options                             Realized

                     Change in Unrealized

Written &                          Loss on Options

($428,739)            Appreciation/(Depreciation)       $(422,613)

Purchased

                                              on Options

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 7. Investment Transactions

For the six months ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $1,639,343 and $3,904,859, respectively.  Purchases and sales of options aggregated $1,153,513 and $628,208, respectively.

Note 8. Tax Matters

As of June 30, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for the Fund were as follows:

Undistributed ordinary income

          $       29,569

Undistributed long term gain                                                                                            $       44,090

Gross unrealized appreciation on investment securities

          $     560,589

Gross unrealized depreciation on investment securities

               (974,205)

Net unrealized appreciation on investment securities

          $   (413,616)

Cost of investment securities, including Short Term investments and call options **    $  7,030,617

**The difference, if any, between book and tax cost represents disallowed wash sales for tax purposes.

On December 29, 2010 the Wegener Adaptive Growth Fund paid a net investment income gain of $0.0139 per share, for a total distribution of $7,335.

The tax character of the distributions paid for the year ended June 30, 2010 were as follows:

Distributions paid from:
Ordinary income	$ 7,335
Long term capital gain	-
$ 7,335

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of December 31, 2010, National Financial Service LLC, in omnibus accounts, in aggregate, owned approximately 42.26% of the Fund and may be deemed to control the Fund.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 10. New Accounting Pronouncement.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

Wegener Adaptive Growth Fund
Expense Illustration
December 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Wegener Adaptive Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing  ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if  these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2010	December 31, 2010	July 1,2010 to December 31,2010

Actual	$1,000.00	$1,076.95	$10.42
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WEGENER ADAPTIVE GROWTH FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2010 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position, Length of Time Served with the Trust, and Term of Office	Principal Occupations and Current Directorships During Past 5 Years
Michael E. Kitces 4380 King Street, #810 Alexandria, VA 22302 33	Trustee since 2006, Indefinite	Director of Financial Planning, Pinnacle Advisory Group, Inc. (since 2002)
Mark D. Pankin 4380 King Street, #810 Alexandria, VA 22302 65	Trustee since 2006, Indefinite	Owner/Principal of MDP Associates LLC, an investment advisory firm (since 1994)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address, and Age	Position, Length of Time Served with the Trust, and Term of Office	Principal Occupations and Current Directorships During Past 5 Years
Steven M. Wegener[1] 4380 King Street, #810 Alexandria, VA 22302 33	Trustee, since 2006, indefinite; Treasurer, President and Chief Compliance Officer since 2006, One Year	President, Wegener, LLC (2003-present)
Niloufar Marandiz[1] 4380 King Street, #810 Alexandria, VA 22302 35	Secretary since 2006, One Year	Business Systems Analyst, CACI (2010-present), Project Manager, Vivakos, a division of Innovatech as of 3/2008 (2007-2010). Engineer, Mantaro Networks (2005-2006), Engineer, Isocore (2004-2005)

1 Steven Michael Wegener is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.  Steve Wegener and Niloufar Marandiz are spouses.

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4077 to request a copy of the SAI or to make shareholder inquiries.

WEGENER ADAPTIVE GROWTH FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4077.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling 1-800-595-4077.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request, by calling our toll free number 1-800-595-4077.

Board of Trustees

Michael E. Kitces

Mark D. Pankin

Steven M. Wegener

Investment Adviser

Wegener, LLC

4380 King Street, #810

Alexandria, VA 22302

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Wegener Adaptive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     *Steven M. Wegener

     President and Treasurer

Date: February 24, 2011

*Print the name and title of each signing officer under his or her signature.